REGULATORY MATTERS (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended	6 Months Ended	10 Months Ended
	May 01, 2014	Aug. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014	Jun. 30, 2013	Apr. 30, 2014
Schedule of Regulatory Cost Recovery Mechanisms [Line Items]
Purchased Power And Fuel Adjustment Clause Rate			0.0050	0.0014
Mine Fire Cost Deferral			$ 10,000,000		$ 2,000,000	$ 10,000,000
Mine Fire Insurance Settlement Proceeds					8,000,000
Environmental Compliance Adjustor Rate	0.000049				0.000049
Environmental Compliance Adjustor Effective Date					May 01, 2014
Regulated Operating Revenue, Other					1,000,000
Energy Efficiency Budget Spending					40,000,000
Approved Energy Efficiency Budget					33,000,000
Amount receivable as return on investment					1,000,000	2,000,000
Energy Efficiency Performance Incentive			3,000,000		2,000,000
Cap on increase in lost fixed cost recovery rate			1.00%		1.00%
Lost Fixed Cost Recovery Requested		5,000,000
LFCR Rate, Retail Revenue for EE		0.41%
LFCR Rate, Retail Revenue for Distributed Generation		0.31%
Revenue Recognized Under Lost Fixed Cost Recovery Mechanism			$ 3,000,000	$ 5,000,000	$ 11,327,000	$ 2,171,000	$ 0
May Through September 2014 [Member]
Schedule of Regulatory Cost Recovery Mechanisms [Line Items]
Purchased Power And Fuel Adjustment Clause Rate								0.001
October 2014 Through March 2015 [Member]
Schedule of Regulatory Cost Recovery Mechanisms [Line Items]
Purchased Power And Fuel Adjustment Clause Rate								0.005
January 2013 through June 2013 [Member]
Schedule of Regulatory Cost Recovery Mechanisms [Line Items]
Purchased Power And Fuel Adjustment Clause Rate									0.0077
July 2013 through April 2014 [Member]
Schedule of Regulatory Cost Recovery Mechanisms [Line Items]
Purchased Power And Fuel Adjustment Clause Rate										0.0014